Capital Structure Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2016
Capital structure Management
Equity	€ 30,822.0	€ 28,877.0	€ 25,515.0	€ 28,807.0	€ 25,573.0	€ 26,383.0
Equity as a percent of total equity and liabilities	51.00%	56.00%
Equity - percentage change over prior period	7.00%
Current liabilities	€ 14,462.0	€ 10,486.0
Current liabilities as a percent of total equity and liabilities	24.00%	20.00%
Current liabilities - percentage change over prior period	38.00%
Non-current liabilities	€ 14,931.0	€ 12,138.0
Noncurrent liabilities as a percent of total equity and liabilities	25.00%	24.00%
Noncurrent liabilities - percentage change over prior period	23.00%
Liabilities	€ 29,393.0	€ 22,624.0
Liabilities as a percent of total equity and liabilities	49.00%	44.00%
Liabilities - percentage change over prior period	30.00%
Thereof financial debt	€ 15,895.0	€ 13,512.0
Total equity and liabilities	€ 60,215.0	€ 51,502.0
Total equity and liabilities as a percent of total equity and liabilities	100.00%	100.00%
Total equity and liabilities - percentage change over prior period	17.00%
Total financial debt percentage point increase over prior period	1.00%
Repayment of borrowings	€ 1,309.0	€ 1,407.0	1,391.0
Proceeds from borrowings	3,622.0	6,368.0	27.0
Commercial papers issued	1,099.5
Financial debt (nominal volume)
Capital structure Management
Thereof financial debt	€ 13,668.0	€ 11,331.0	€ 6,264.0
Thereof financial debt as a percent of total equity and liabilities	23.00%	22.00%
Thereof financial debt - percentage change over prior period	21.00%
Lease liabilities
Capital structure Management
Increase in assets due to adoption of IFRS 16	€ 2,203.0	€ 0.0
Increase in liabilities due to adoption of IFRS 16	€ 2,203.0
Increase in total equity and liabilities due to adoption of IFRS 16	4.00%	0.00%
Eurobond
Capital structure Management
Repayment of borrowings	€ 750.0
Commercial papers issued	1,100.0
Term Loan | Qualtrics
Capital structure Management
Repayment of borrowings	500.0
Proceeds from borrowings	€ 2,500.0